NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]
11.	NON-CONTROLLING INTEREST

Non-controlling interest consists of the following:

	December 31,
	2014	2013
	US$	US$
Paid-in capital	713,787	711,618
Retained Earnings	422,610	762,599
Accumulated other comprehensive income	316,695	346,056
	1,453,092	1,820,273